Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net Income (loss) per Share
Schedule of computation of basic and diluted net income (loss) per share attributable to ordinary shareholders

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Net income (loss)attributable to ordinary shareholders—basic	207,583,868	409,492,179	(387,744,018)	(56,395,029)
Net income (loss)attributable to ordinary shareholders—diluted	207,583,868	409,492,179	(387,744,018)	(56,395,029)
Weighted average number of ordinary shares outstanding—basic	192,674,014	195,467,414	200,480,910	200,480,910
Plus: share options	7,422,663	8,592,663	—	—
Plus: restricted shares	669,240	1,611,827	—	—
Weighted average number of ordinary shares outstanding—diluted	200,765,917	205,671,904	200,480,910	200,480,910
Basic net income (loss) per share	1.08	2.09	(1.93)	(0.28)
Diluted net income (loss) per share	1.03	1.99	(1.93)	(0.28)

Schedule of antidilutive securities excluded from computation of earnings per share

	As of December 31,
	2016	2017	2018
Share options	425,000	—	9,424,471
Restricted shares	—	—	1,241,352
Total	425,000	—	10,665,823